Operating Expenses - Schedule of Operating Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Operating Expenses [Abstract]
Cost of revenues	$ 4,577,023	$ 3,542,796	$ 13,590,762	$ 10,910,324
General and administrative expenses	7,535,417	9,103,606	22,418,420	21,287,898
Selling and marketing expenses	3,607,441	3,143,415	7,797,578	6,210,703
Research and development expenses	741,283	976,146	2,665,746	2,087,388
Total	$ 16,461,164	$ 16,765,963	$ 46,472,506	$ 40,496,313